UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10555

Registrant Name:	PIMCO Corporate & Income Strategy Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Corporate & Income Strategy Fund

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.7%
BANK LOAN OBLIGATIONS 0.1%
Clear Channel Communications, Inc.
6.921% due 01/30/2019		$500	$467

Total Bank Loan Obligations (Cost $465)			467

CORPORATE BONDS & NOTES 47.3%
BANKING & FINANCE 27.2%
AGFC Capital Trust
6.000% due 01/15/2067		2,300	1,725
AIG Life Holdings, Inc.
7.570% due 12/01/2045		3,400	4,563
Ally Financial, Inc.
6.250% due 12/01/2017		2,900	3,117
8.300% due 02/12/2015		2,000	2,003
American International Group, Inc.
6.250% due 03/15/2087		2,500	2,884
8.175% due 05/15/2068		300	413
Army Hawaii Family Housing Trust Certificates
5.524% due 06/15/2050		7,200	8,555
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (e)	EUR	2,400	3,159
Banco Santander S.A.
6.250% due 09/11/2021 (e)		1,700	1,908
Barclays Bank PLC
7.625% due 11/21/2022		$3,900	4,358
BGC Partners, Inc.
5.375% due 12/09/2019		5,960	5,856
Credit Agricole S.A.
6.625% due 09/23/2019 (e)		21,600	21,233
7.875% due 01/23/2024 (e)		1,300	1,348
General Electric Capital Corp.
6.375% due 11/15/2067		1,900	2,064
GSPA Monetization Trust
6.422% due 10/09/2029		5,015	5,840
LBG Capital PLC
7.375% due 03/12/2020	EUR	300	362
8.500% due 12/17/2021 (e)		$8,500	9,055
8.875% due 02/07/2020	EUR	400	507
9.125% due 07/15/2020	GBP	3,100	4,786
Lloyds Bank PLC
12.000% due 12/16/2024 (e)		$8,900	12,749
Navient Corp.
5.625% due 08/01/2033		2,500	2,019
Novo Banco S.A.
2.625% due 05/08/2017	EUR	200	221
4.750% due 01/15/2018		600	693
5.000% due 04/04/2019		298	344
5.000% due 04/23/2019		608	706
5.000% due 05/14/2019		402	466
5.000% due 05/21/2019		225	261
5.000% due 05/23/2019		224	260
5.875% due 11/09/2015		900	1,041
OneMain Financial Holdings, Inc.
7.250% due 12/15/2021		$5,955	6,178
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (e)		3,600	4,320
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		8,300	6,905
6.125% due 02/07/2022		10,200	8,618
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		8,900	6,739
Wachovia Capital Trust
5.570% due 03/02/2015 (e)		19,100	18,831

			154,087

INDUSTRIALS 13.4%
Altice S.A.
6.250% due 02/15/2025 (b)	EUR	3,300	3,729
7.625% due 02/15/2025 (b)		$3,920	3,920
Anadarko Petroleum Corp.
7.000% due 11/15/2027		3,460	4,007
Bombardier, Inc.
4.250% due 01/15/2016		2,300	2,326

Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (c)		2,450	2,009
Continental Airlines Pass-Through Trust
9.798% due 10/01/2022		1,358	1,508
Forbes Energy Services Ltd.
9.000% due 06/15/2019		308	189
Ford Motor Co.
7.700% due 05/15/2097		7,830	10,869
9.980% due 02/15/2047		1,500	2,559
Gulfport Energy Corp.
7.750% due 11/01/2020		600	599
Hema Bondco BV
6.250% due 06/15/2019	EUR	200	188
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		$430	419
Perstorp Holding AB
8.750% due 05/15/2017		1,200	1,191
9.000% due 05/15/2017	EUR	700	807
Pertamina Persero PT
6.450% due 05/30/2044		$9,000	9,855
QVC, Inc.
4.850% due 04/01/2024		400	425
Russian Railways via RZD Capital PLC
3.374% due 05/20/2021	EUR	1,400	1,100
Russian Railways Via RZD Capital PLC
5.700% due 04/05/2022		$5,200	4,238
Russian Railways via RZD Capital PLC
5.739% due 04/03/2017		5,400	5,049
Russian Railways Via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,000	1,228
Sequa Corp.
7.000% due 12/15/2017		$2,970	2,651
Times Square Hotel Trust
8.528% due 08/01/2026		1,954	2,587
UAL Pass-Through Trust
10.400% due 05/01/2018		2,137	2,365
UCP, Inc.
8.500% due 10/21/2017		6,000	6,033
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	300	354
Westmoreland Coal Co.
8.750% due 01/01/2022		$5,955	5,910

			76,115

UTILITIES 6.7%
Bruce Mansfield Unit Pass-Through Trust
6.850% due 06/01/2034		2,357	2,576
Dynegy Finance, Inc.
6.750% due 11/01/2019		880	906
7.375% due 11/01/2022		840	868
7.625% due 11/01/2024		125	129
FPL Energy Wind Funding LLC
6.876% due 06/27/2017		457	460
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		5,800	4,164
6.000% due 11/27/2023		2,900	2,189
Illinois Power Generating Co.
6.300% due 04/01/2020		6,400	5,344
7.000% due 04/15/2018		1,600	1,440
7.950% due 06/01/2032		500	428
Mountain States Telephone & Telegraph Co.
7.375% due 05/01/2030		8,200	10,608
Qwest Corp.
7.200% due 11/10/2026		5,360	5,393
Red Oak Power LLC
8.540% due 11/30/2019		1,929	2,064
Rosneft Finance S.A.
7.500% due 07/18/2016		1,200	1,175
7.875% due 03/13/2018		500	466

			38,210

Total Corporate Bonds & Notes (Cost $257,392)			268,412

MUNICIPAL BONDS & NOTES 8.3%
CALIFORNIA 1.7%
Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.750% due 10/01/2037		1,220	1,391

Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	7,400	8,486

		9,877

ILLINOIS 2.8%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	12,700	15,863

NEBRASKA 3.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	14,000	17,094

NEW JERSEY 0.1%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2041	500	403

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	785	600

WEST VIRGINIA 0.6%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,790	3,261

Total Municipal Bonds & Notes (Cost $40,768)		47,098

U.S. GOVERNMENT AGENCIES 6.2%
Fannie Mae
3.500% due 03/25/2042 - 01/25/2043 (a)	14,110	1,888
4.000% due 01/25/2043 (a)	7,890	1,090
5.197% due 12/25/2042	650	654
5.982% due 11/25/2042 (a)	18,321	3,735
6.432% due 04/25/2041 (a)	2,899	363
Fannie Mae Strips
3.000% due 02/25/2043 (a)	81,440	11,258
3.500% due 02/25/2043 (a)	6,759	1,167
Freddie Mac
3.000% due 02/15/2033 (a)	18,744	2,292
3.500% due 09/15/2042 (a)	6,049	833
4.500% due 10/15/2042 (a)	7,760	1,117
5.834% due 08/15/2042 (a)	4,311	940
11.548% due 08/15/2043	2,628	2,835
Ginnie Mae
4.000% due 05/16/2042 - 08/16/2042 (a)	9,630	1,326
6.482% due 12/20/2042 (a)	22,988	5,388

Total U.S. Government Agencies (Cost $40,866)		34,886

MORTGAGE-BACKED SECURITIES 46.1%
American Home Mortgage Assets Trust
0.398% due 09/25/2046 ^	51	1
Banc of America Alternative Loan Trust
5.500% due 10/25/2035 ^	7,813	7,111
6.000% due 01/25/2036 ^	215	184
6.000% due 07/25/2046 ^	1,943	1,615
Banc of America Funding Trust
6.000% due 03/25/2037 ^	4,353	3,761
6.000% due 07/25/2037 ^	596	465
Banc of America Mortgage Trust
5.500% due 11/25/2035	4,529	4,285
6.000% due 03/25/2037 ^	823	779
6.500% due 09/25/2033	346	358
BCAP LLC Trust
0.380% due 07/26/2046	14,949	13,756
5.255% due 03/26/2037	1,781	608
12.831% due 07/26/2036	1,840	1,953
Bear Stearns Adjustable Rate Mortgage Trust
2.559% due 08/25/2035 ^	9,681	8,512
Bear Stearns ALT-A Trust
2.641% due 09/25/2035 ^	1,333	1,081
2.697% due 08/25/2036 ^	1,445	1,063
2.952% due 11/25/2036	5,457	3,777
Bear Stearns Mortgage Funding Trust
7.000% due 08/25/2036	2,309	2,160
Chase Mortgage Finance Trust
2.426% due 12/25/2035 ^	21	19
6.000% due 07/25/2037 ^	1,464	1,290
Citicorp Mortgage Securities Trust
6.000% due 06/25/2036	2,519	2,630
Citigroup Mortgage Loan Trust, Inc.
5.215% due 08/25/2035	1,257	1,230
5.389% due 09/25/2037 ^	5,472	4,905

5.394% due 04/25/2037 ^	572	509
CitiMortgage Alternative Loan Trust
5.750% due 05/25/2037 ^	7,485	6,495
6.000% due 01/25/2037 ^	4,764	4,102
6.000% due 06/25/2037 ^	4,136	3,449
Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^	1,846	1,446
Countrywide Alternative Loan Trust
5.500% due 03/25/2035	595	555
5.500% due 03/25/2036 ^	270	231
5.500% due 05/25/2036 ^	3,316	2,652
5.750% due 01/25/2035	725	740
5.750% due 02/25/2035	839	828
5.750% due 03/25/2037 ^	1,372	1,202
6.000% due 02/25/2035	1,785	1,919
6.000% due 04/25/2036	8,950	8,199
6.000% due 08/25/2036 ^	3,733	3,414
6.000% due 02/25/2037 ^	8,756	6,971
6.000% due 04/25/2037 ^	2,123	1,777
6.000% due 05/25/2037 ^	3,167	2,631
6.000% due 07/25/2037 ^	698	683
6.250% due 12/25/2036 ^	2,361	1,977
6.500% due 08/25/2036 ^	841	645
Countrywide Home Loan Mortgage Pass-Through Trust
2.362% due 09/20/2036 ^	504	443
5.500% due 10/25/2035 ^	925	847
5.750% due 03/25/2037 ^	1,385	1,266
6.000% due 02/25/2037 ^	914	875
6.000% due 03/25/2037 ^	2,043	1,854
6.000% due 04/25/2037 ^	277	261
6.000% due 07/25/2037	8,273	7,118
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 02/25/2037 ^	908	821
6.000% due 06/25/2037 ^	2,031	1,888
6.750% due 08/25/2036 ^	2,463	1,957
Deutsche ALT-B Securities, Inc.
5.945% due 02/25/2036 ^	1,321	1,143
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^	8,756	7,349
GSR Mortgage Loan Trust
2.474% due 08/25/2034	1,142	1,058
4.971% due 11/25/2035	1,491	1,449
5.500% due 05/25/2036 ^	960	894
6.000% due 02/25/2036	5,641	4,975
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^	4,129	2,849
JPMorgan Alternative Loan Trust
2.518% due 03/25/2037 ^	3,140	2,469
6.000% due 12/25/2035 ^	3,198	2,916
6.310% due 08/25/2036	2,486	2,011
JPMorgan Mortgage Trust
2.493% due 01/25/2037 ^	1,366	1,218
2.533% due 04/25/2037	18	15
2.571% due 02/25/2036 ^	5,835	5,231
5.000% due 03/25/2037 ^	2,438	2,262
5.750% due 01/25/2036 ^	165	155
6.000% due 01/25/2036	4,225	3,899
6.000% due 08/25/2037 ^	407	372
Lehman Mortgage Trust
6.000% due 07/25/2036 ^	1,553	1,269
6.000% due 07/25/2037 ^	476	436
MASTR Alternative Loan Trust
6.750% due 07/25/2036	2,920	2,150
Merrill Lynch Mortgage Investors Trust
2.787% due 03/25/2036 ^	1,150	792
Morgan Stanley Mortgage Loan Trust
4.939% due 05/25/2036 ^	4,527	3,608
6.000% due 02/25/2036 ^	3,684	3,649
New Century Alternative Mortgage Loan Trust
6.173% due 07/25/2036 ^	7,281	5,002
Residential Accredit Loans, Inc. Trust
0.398% due 05/25/2037 ^	435	122
3.375% due 12/26/2034	4,079	3,497
6.000% due 06/25/2036 ^	1,956	1,625
6.000% due 08/25/2036 ^	3,617	2,938
6.000% due 09/25/2036 ^	2,948	2,123
6.000% due 12/25/2036 ^	3,895	3,224
Residential Asset Mortgage Products Trust
6.500% due 12/25/2031	1,355	1,432
Residential Asset Securitization Trust
6.000% due 02/25/2036	1,093	870
6.000% due 09/25/2036 ^	755	533
6.000% due 11/25/2036 ^	3,736	2,603
6.000% due 03/25/2037 ^	2,274	1,648
6.000% due 05/25/2037 ^	2,876	2,561
6.250% due 09/25/2037 ^	3,475	2,516

6.250% due 06/25/2046	2,619	2,222
Residential Funding Mortgage Securities, Inc. Trust
3.327% due 02/25/2037	2,902	2,325
6.000% due 01/25/2037 ^	1,370	1,263
6.250% due 08/25/2036 ^	1,760	1,606
6.500% due 03/25/2032	306	319
Sequoia Mortgage Trust
2.562% due 02/20/2047	652	573
4.909% due 07/20/2037 ^	1,297	1,242
Structured Adjustable Rate Mortgage Loan Trust
2.405% due 11/25/2036 ^	4,649	3,810
4.843% due 03/25/2037 ^	6,137	4,535
4.847% due 05/25/2036 ^	3,592	2,803
5.025% due 01/25/2036 ^	3,897	2,947
5.048% due 07/25/2035 ^	1,904	1,651
5.308% due 07/25/2036 ^	9,179	6,219
5.337% due 07/25/2036 ^	1,176	1,010
Suntrust Adjustable Rate Mortgage Loan Trust
2.569% due 02/25/2037 ^	673	586
2.736% due 04/25/2037 ^	1,264	1,075
WaMu Mortgage Pass-Through Certificates Trust
2.100% due 07/25/2037 ^	794	678
2.233% due 09/25/2036 ^	539	486
2.353% due 03/25/2037	161	153
2.360% due 02/25/2037 ^	784	693
4.434% due 02/25/2037 ^	1,190	1,090
4.568% due 07/25/2037 ^	2,083	1,947
6.047% due 10/25/2036 ^	4,316	3,663
Washington Mutual Mortgage Pass-Through Certificates Trust
0.874% due 04/25/2047 ^	22	0
0.954% due 05/25/2047 ^	581	50
6.000% due 10/25/2035 ^	3,158	2,407
Wells Fargo Alternative Loan Trust
6.000% due 07/25/2037 ^	1,392	1,316
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 07/25/2036 ^	824	782
2.613% due 05/25/2036 ^	161	153
5.723% due 10/25/2036 ^	852	829
6.000% due 07/25/2037 ^	822	814

Total Mortgage-Backed Securities (Cost $248,002)		261,408

ASSET-BACKED SECURITIES 6.2%
Bear Stearns Asset-Backed Securities Trust
6.500% due 10/25/2036	410	343
Countrywide Asset-Backed Certificates
5.140% due 07/25/2036	2,627	2,571
5.184% due 10/25/2046 ^	9,616	8,371
Fremont Home Loan Trust
1.098% due 06/25/2035 ^	6,000	4,220
Greenpoint Manufactured Housing
8.140% due 03/20/2030	1,880	1,932
GSAA Home Equity Trust
6.295% due 06/25/2036 ^	1,905	1,153
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.328% due 07/25/2037	12,953	7,461
JPMorgan Mortgage Acquisition Trust
5.552% due 01/25/2037 ^	8,110	6,242
Mid-State Trust
6.340% due 10/15/2036	1,429	1,510
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^	1,036	793
Residential Asset Mortgage Products Trust
1.265% due 12/25/2033	255	235

Total Asset-Backed Securities (Cost $34,935)		34,831

	SHARES
PREFERRED SECURITIES 4.9%
BANKING & FINANCE 4.9%
Citigroup Capital
7.875% due 10/30/2040	120,000	3,174
CoBank ACB
6.200% due 01/01/2025 (e)	14,600	1,474
Farm Credit Bank of Texas
10.000% due 12/15/2020 (e)	15,300	19,187
GMAC Capital Trust
8.125% due 02/15/2040	144,400	3,798

Total Preferred Securities (Cost $27,669)		27,633

SHORT-TERM INSTRUMENTS 13.6%
REPURCHASE AGREEMENTS (f) 6.2%		35,168

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 6.4%
Fannie Mae
0.071% due 04/27/2015	$7,100	7,098
0.076% due 05/01/2015	1,300	1,300
0.081% due 05/01/2015	900	900
Federal Home Loan Bank
0.081% due 04/06/2015 - 04/15/2015	2,500	2,500
0.088% due 04/24/2015	1,000	1,000
0.101% due 04/24/2015	400	400
Freddie Mac
0.071% due 03/25/2015 - 04/10/2015	21,500	21,496
0.132% due 05/13/2015	500	500
0.142% due 05/14/2015	1,200	1,200

		36,394

U.S. TREASURY BILLS 1.0%
0.047% due 03/26/2015 - 05/28/2015 (d)(h)(j)	5,889	5,889

Total Short-Term Instruments (Cost $77,451)		77,451

Total Investments in Securities (Cost $727,548)		752,186

Total Investments 132.7% (Cost $727,548)		$752,186
Financial Derivative Instruments (g)(i) (0.2%) (Cost or Premiums, net $(1,252))		(1,235)
Preferred Shares (29.8%)		(169,000)
Other Assets and Liabilities, net (2.7%)		(14,944)

Net Assets Applicable to Common Shareholders 100.0%		$567,007

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind bond security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(f)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
MBC	0.110%	01/30/2015	02/02/2015	$33,600	U.S. Treasury Notes 0.625% due 08/31/2017	$(34,556)	$33,600	$33,600
SSB	0.000%	01/30/2015	02/02/2015	1,568	Fannie Mae 2.260% due 10/17/2022	(1,599)	1,568	1,568

Total Repurchase Agreements						$(36,155)	$35,168	$35,168

(1)	Includes accrued interest.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.000%	06/18/2019		$165,800	$(5,617)	$(4,419)	$0	$(552)
Pay	3-Month USD-LIBOR	2.250%	12/17/2019		89,600	4,115	1,805	349	0
Receive	3-Month USD-LIBOR	3.750%	09/17/2043		209,000	(69,123)	(54,037)	0	(3,621)
Pay	3-Month USD-LIBOR	3.500%	06/19/2044		206,100	62,895	69,618	3,554	0
Receive	3-Month USD-LIBOR	3.250%	06/17/2045		22,800	(5,426)	(3,170)	0	(389)
Pay	6-Month AUD-BBR-BBSW	3.500%	06/17/2025	AUD	7,600	372	184	92	0

						$(12,784)	$9,981	$3,995	$(4,562)

Total Swap Agreements						$(12,784)	$9,981	$3,995	$(4,562)

(h)	Securities with an aggregate market value of $3,022 and cash of $3,660 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	02/2015	AUD	70		$57	$3	$0
	02/2015	GBP	4,361		6,812	244	0
	03/2015	EUR	75		84	0	0
	06/2015		33		45	8	0
	06/2016		93		127	21	0
	06/2016		$5	EUR	4	0	(1)
BPS	06/2015	EUR	15		$20	3	0
BRC	06/2015		19		26	4	0
	06/2016		17		23	4	0
CBK	02/2015	AUD	139		113	5	0
	02/2015	EUR	1,541		1,889	148	0
	03/2015		1,711		1,944	10	0
	06/2015		16		22	4	0
	06/2015		$32	EUR	24	0	(5)
DUB	02/2015	EUR	98		$113	3	0
	07/2015	BRL	38,865		14,326	447	0
	06/2016	EUR	10		14	2	0
FBF	04/2015		8,025		10,880	1,805	0
	06/2015		27		37	6	0
	07/2015	BRL	38,684		14,173	359	0
GLM	02/2015		745		286	9	0
	02/2015	EUR	48		57	2	0
	02/2015	MXN	819		60	5	0
	02/2015		$280	BRL	745	0	(2)
	02/2015		440	EUR	380	0	(11)
	06/2015		37		28	0	(5)
HUS	02/2015	BRL	74,190		$28,778	1,129	0
	02/2015		$27,867	BRL	74,190	0	(218)
	02/2015		1,486	EUR	1,307	0	(9)
	03/2015	EUR	1,307		$1,487	9	0
	03/2015		$28,567	BRL	74,190	0	(1,132)
JPM	02/2015	BRL	74,935		$28,147	220	0
	02/2015		$29,170	BRL	74,935	0	(1,243)
	07/2015		1,122		3,049	0	(33)
MSB	02/2015		6,577	GBP	4,361	0	(9)
	03/2015	EUR	78		$88	0	0
	04/2015	GBP	4,360		6,573	9	0
	06/2015	EUR	23		32	6	0
	06/2016		24		33	6	0
NAB	06/2015		19		26	4	0
	06/2016		53		73	12	0
UAG	06/2015		$132	EUR	100	0	(19)

Total Forward Foreign Currency Contracts						$4,487	$(2,687)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2015 (2)	Notional Amount (3)		Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Novo Banco S.A.	5.000%	12/20/2019	3.425%	EUR	300	$(5)	$29	$24	$0
	Petrobras International Finance Co.	1.000%	12/20/2019	5.600%		$2,900	(298)	(238)	0	(536)
BRC	Novo Banco S.A.	5.000%	12/20/2019	3.425%	EUR	800	(13)	79	66	0
GST	Petrobras International Finance Co.	1.000%	12/20/2019	5.600%		$9,000	(922)	(742)	0	(1,664)
MYC	Novo Banco S.A.	5.000%	12/20/2015	3.945%	EUR	2,700	(42)	88	46	0

							$(1,280)	$(784)	$136	$(2,200)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Pay	1-Year BRL-CDI	11.500%	01/04/2021	BRL	37,800	$31	$(79)	$0	$(48)
BPS	Pay	1-Year BRL-CDI	11.500%	01/04/2021		33,400	46	(88)	0	(42)
MYC	Pay	1-Year BRL-CDI	11.500%	01/04/2021		42,200	37	(91)	0	(54)
UAG	Pay	1-Year BRL-CDI	11.250%	01/04/2021		57,700	(86)	(174)	0	(260)

							$28	$(432)	$0	$(404)

Total Swap Agreements							$(1,252)	$(1,216)	$136	$(2,604)

(j)	Securities with an aggregate market value of $2,356 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$467	$0	$467
Corporate Bonds & Notes
Banking & Finance	0	148,247	5,840	154,087
Industrials	7,649	58,560	9,906	76,115
Utilities	0	35,634	2,576	38,210
Municipal Bonds & Notes
California	0	9,877	0	9,877
Illinois	0	15,863	0	15,863
Nebraska	0	17,094	0	17,094
New Jersey	0	403	0	403
Virginia	0	600	0	600
West Virginia	0	3,261	0	3,261
U.S. Government Agencies	0	34,886	0	34,886
Mortgage-Backed Securities	0	261,408	0	261,408
Asset-Backed Securities	0	34,831	0	34,831
Preferred Securities
Banking & Finance	6,972	20,661	0	27,633
Short-Term Instruments
Repurchase Agreements	0	35,168	0	35,168
Short-Term Notes	0	36,394	0	36,394
U.S. Treasury Bills	0	5,889	0	5,889

Total Investments	$14,621	$719,243	$18,322	$752,186

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,995	0	3,995
Over the counter	0	4,623	0	4,623
	$0	$8,618	$0	$8,618

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,562)	0	(4,562)
Over the counter	0	(5,291)	0	(5,291)

	$0	$(9,853)	$0	$(9,853)

Totals	$14,621	$718,008	$18,322	$750,951

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2015:

Category and Subcategory	Beginning Balance at 10/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$5,797	$0	$(29)	$1	$0	$71	$0	$0	$5,840	$75
Industrials	10,419	0	(545)	(6)	(31)	69	0	0	9,906	97
Utilities	2,625	0	0	(1)	0	(48)	0	0	2,576	(49)

Totals	$18,841	$0	$(574)	$(6)	$(31)	$92	$0	$0	$18,322	$123

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$5,840	Benchmark Pricing	Base Price	115.40
Industrials	6,033	Benchmark Pricing	Base Price	100.00
	3,873	Third Party Vendor	Broker Quote	110.62 - 111.00
Utilities	2,576	Third Party Vendor	Broker Quote	109.26

Total	$18,322

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Fund. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Fund’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the investment manager (the “Manager”). The Board has delegated responsibility for applying the valuation methods to the Manager. The Manager monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Manager pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager, PIMCO, the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manger monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments of the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices, are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of January 31, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of January 31, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$727,548	$41,642	$(17,004)	$24,638

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MSB	Morgan Stanley Bank, N.A
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	MYC	Morgan Stanley Capital Services, Inc.
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	NAB	National Australia Bank Ltd.
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
FBF	Credit Suisse International

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	USD (or $)	United States Dollar
BRL	Brazilian Real	GBP	British Pound

Other Abbreviations:
ALT	Alternate Loan Trust	BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate

Item 2. Controls and Procedures

(a) The registrant’s President, Principal Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate & Income Strategy Fund

By	/s/ Peter G. Strelow
Peter G. Strelow, President, Principal Executive Officer

Date: March 31, 2015

By	/s/ William G. Galipeau
William G. Galipeau, Treasurer, Principal Financial & Accounting Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Peter G. Strelow
Peter G. Strelow, President, Principal Executive Officer

Date: March 31, 2015

By	/s/ William G. Galipeau
William G. Galipeau, Treasurer, Principal Financial & Accounting Officer

Date: March 31, 2015